State Street Bank and Trust Company

One Congress Street, Suite 1

Boston, MA 02114

October 9, 2024

VIA ELECTRONIC TRANSMISSION

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Glenmede Fund, Inc. (the “Registrant”)
Registration Nos. 33-22884/811-05577

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, on behalf of the Registrant, please accept this letter as certification that the Registrant’s prospectus and Statement of Additional Information for the Environmental Accountability Portfolio, each dated October 7, 2024, do not differ from those contained in Post-Effective Amendment No. 119 to the Registrant’s Registration Statement on Form N-1A, filed electronically on October 4, 2024 for effectiveness on October 7, 2024.

Please do not hesitate to contact the undersigned at (617) 285-4403 if you have any questions regarding this filing.

Sincerely,

/s/ Daniel Bulger
Daniel Bulger